SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks	$ 85,340	$ 85,340	$ 85,340
Website development	12,200	12,200	12,200
Accumulated amortization	(33,778)	(31,339)	(21,585)
Total Intangible Assets, net of amortization	$ 63,762	$ 66,201	$ 75,955